Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Assumption Of Options

	2011	2012	2013
Expected volatility	58.88%~ 63.96%	97.50%	96.80%
Expected dividends	0%	0%	0%
Expected term	5.51~ 6.95 years	4.17~4.89 years	7.36 years
Risk-free interest rate	3.02%~3.66%	2.68%~3.04%	3.23%
Estimated fair value of underlying ordinary shares	US$3.79~US$7.84	US$4.00~US$4.24	US$1.08
Weighted-average fair value of underlying ordinary shares	US$7.07	US$4.16	US$1.08

Non-Cash Share Based Compensation Expenses

A summary of the non-cash share based compensation expenses for the years ended December 31, 2011, 2012 and 2013 is as follows:

	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31, 2013
Costs of goods sold	1,881	1,323	1,531
General and administrative expenses	7,260	6,669	4,915
Selling expenses	126	189	197
Research and development costs	660	723	827

Total non-cash share based compensation expenses	9,927	8,904	7,470

Summary Of Options

A summary of options for the years ended December 31, 2011, 2012 and 2013 is presented below:

	Employees	Non- employees	Number of total share option	Weighted average exercise price per share		Weighted average remaining contractual term	Aggregate intrinsic value
For the year ended December 31, 2011
Outstanding as of December 31, 2010	11,115,118	30,000	11,145,118	US$	8.8

Granted during 2011	665,700	0	665,700	US$	10.77
Exercised	(1,021,717)	(30,000)	(1,051,717)	US$	4.51
Forfeited or cancelled	(1,269,816)	0	(1,269,816)	US$	9.59
Outstanding as of December 31, 2011	9,489,285	0	9,489,285	US$	9.31	6.64 years	0

	Employees	Non- employees	Number of total share option	Weighted average exercise price per share		Weighted average remaining contractual term	Aggregate intrinsic value
For the year ended December 31, 2012
Outstanding as of December 31, 2011	9,489,285	0	9,489,285	US$	9.31

Granted during 2012	3,909,973	0	3,909,973	US$	5.63
Exercised	0	0	0		0
Forfeited or cancelled	(4,729,150)	0	(4,729,150)	US$	10.99
Outstanding as of December 31, 2012	8,670,108	0	8,670,108	US$	6.73	7.91 years	0

	Employees	Non- employees	Number of total share option	Weighted average exercise price per share		Weighted average remaining contractual term	Aggregate intrinsic value
For the year ended December 31, 2013
Outstanding as of December 31, 2012	8,670,108	0	8,670,108	US$	6.73

Granted during 2013	8,374,550	0	8,374,550	US$	1.50
Exercised	0	0	0		0
Forfeited or cancelled	(7,480,414)	0	(7,480,414)	US$	6.31
Outstanding as of December 31, 2013	9,564,244	0	9,564,244	US$	2.48	9.14 years	0

Vested or expected to vest as of December 31, 2013	9,346,554	0	9,346,554	US$	2.50	9.13 years	0

Exercisable as of December 31, 2013	870,508	0	870,508	US$	7.89	6.21 years	0